VIA EDGAR AND OVERNIGHT MAIL

Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Mail Stop 4561
Washington, D.C. 20549-4561

Attention:	Evan Jacobson Tamara Tangen

Re:	Excel Corporation.
Registration Statement on Form S-l (File No. 333-173702)

Ladies and Gentlemen:

On behalf of Excel Corporation (the “Company”), we are hereby filing Amendment No. 5 (“Amendment No. 5”) to the Company’s above-referenced Registration Statement on Form S-1, which was initially filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2011 (the “Registration Statement”).  For your convenience, we have enclosed a courtesy package which includes two copies of Amendment No. 5 which have been marked to show changes from the filing of Amendment number 4 to the Registration Statement.

Amendment No. 4 has been revised to reflect the Company’s responses to the comments received by email on July 13, 2011 from the staff of the Commission (the “Staff”).  For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto.

General

1.  The disclosure regarding your use of offering proceeds is inconsistent. For example, we note your disclosure on pages 2 and 6 that if the offering is successful, you will receive $400,000 in proceeds “before expenses.” This is inconsistent with your disclosure on pages 17 and 40, which states that you do not plan to use any offering proceeds to pay offering expenses. In addition, your disclosure in the sixth paragraph on page 27 states that you expect to utilize approximately $50,000 of the offering proceeds to develop and exploit one or more brands that you intend to license. This is inconsistent with your disclosure in the eighth paragraph on page 27, which states that you plan to use $40,000 of the offering proceeds to develop brands other than V7, and your disclosure on pages 5 and 17, which states that you plan to use $340,000 to investigate and acquire brands to license. Please revise throughout your prospectus to ensure that your disclosure regarding use of offering proceeds is consistent.

Response

Complied with on pages 2, 5, 6, 17 and 27.

Outside Front Cover Page of Prospectus

2.  Please disclose that you will pay all offering expenses, currently estimated at $74,000, using existing cash, and that none of the offering proceeds will be used to pay any offering expenses.

Response

Complied with.

Exhibits

Updated consents of the auditors and Meister Seelig & Fein LLP have been filed as Exhibits 23.1 and 23.2

Kindly feel free to contact me with any questions or comments.

Sincerely, MEISTER SEELIG & FEIN LLP Mitchell Lampert